Events after the Reporting Period	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after the Reporting Period
25.
Events after the Reporting Period

No additional significant events after the reporting period have occurred except of events disclosed below:

In the Annual General Shareholders' Meeting of June 30, 2025, the shareholders of the parent Company approved, among others, the following:

- To increase the number of ordinary class A shares in the authorized capital up to 730,500,000 ordinary class A shares in to create further flexibility for Wallbox NV to raise capital. This resolution has been effective since July 2, 2025.

- Reverse stock split of the ordinary Class A Shares, ordinary Class B Shares and ordinary conversion shares in the capital of Wallbox NV with a range between 10:1 and 40:1. Board of Directors on the same date has finally fixed the ratio 20:1. The primary purpose for effecting the reverse stock split would be to increase the per-share trading price of the Class A Shares to maintain their listing on the New York Stock Exchange (NYSE). A listing on NYSE requires that listed securities maintain a minimum bid price of USD 1.00 per share. This resolution has been effective since July 3, 2025.